Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 33,551		$ 33,817		$ 32,650
Cost of revenues	27,433		27,159		25,907
Gross profit	6,118		6,658		6,743
Operating costs and expenses:
Research and development	112
Sales and marketing	3,922		4,064		3,705
General and administrative	1,747		2,255		1,834
Impairment of intangible assets	517		356
Impairment of goodwill	471	[1]	614	[2]
Total operating costs and expenses	6,769		7,289		5,539
Operating (loss) income	(651)		(631)		1,204
Other income	39
Financial expenses, net	(348)		(330)		(255)
Income before taxes on income (loss)	(960)		(961)		949
Taxes on income (tax benefit)			(48)		(41)
Net income (loss)	$ (960)		$ (913)		$ 990
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.22)		$ (0.23)		$ 0.28
Shares (in thousands) used in calculation of earnings per share:
Basic (in Dollars per share)	4,298		4,053		3,500
Diluted (in Dollars per share)	$ 4,298		$ 4,059		$ 3,500

[1]	Due to the decline in the actual results of the acquired Imdecol business (See Note 3) and the current expectation of management for its future performance and following the annual impairment analysis performed as of December 31, 2020, the Company recorded. on December 31,2020, a goodwill impairment in the total amount of $ 471 in connection with a certain reporting unit (which consists of the acquired Imdecol business). The impairment was based on a valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were a discount rate of 14.18% and a long-term growth rate of 2%.
[2]	Due to difficulties to implement Imdecol’s business following its acquisition (See Note 3) and the expectation of management for its future performance and following the annual impairment analysis performed as of December 31, 2019, the Company recorded a goodwill impairment in an amount of $ 614, in connection with a certain reporting unit (which consist of the acquired Imdecol business). The impairment was based on a valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were a discount rate of 14.18% and a long-term growth rate of 2%.